Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 62.5%
Amusement, Gambling & Recreation Industries: 5.4%
155,880	Caesars Entertainment, Inc. [1]	$10,618,546

Chemical Manufacturing: 2.8%
65,180	Ligand Pharmaceuticals, Inc. [1,2]	5,499,237

Computer & Electronic Product Manufacturing: 8.5%
379,380	ON Semiconductor Corp. [1,2]	10,907,175
13,840	Roper Technologies, Inc. [2]	5,909,680
		16,816,855
Credit Intermediation: 17.0%
60,660	Euronet Worldwide, Inc. [1]	8,155,130
314,086	First Hawaiian, Inc.	6,884,765
753,704	Kearny Financial Corp.	7,454,133
53,320	Visa, Inc. - Class A [2]	11,215,862
		33,709,890
Health Care Equipment Manufacturing: 12.7%
17,970	ABIOMED, Inc. [1]	4,925,577
34,025	STERIS PLC	6,594,385
31,685	Stryker Corp. [2]	7,395,279
16,180	Teleflex, Inc. [2]	6,192,895
		25,108,136
Insurance Carriers & Related Activities: 6.3%
87,864	eHealth, Inc. [1,2]	6,676,785
66,520	The Progressive Corp.	5,794,557
		12,471,342
Professional, Scientific & Technical Services: 2.9%
170,320	Ebix, Inc. [2]	5,792,583

Sporting & Recreation Goods: 4.9%
28,227	Pool Corp.	9,769,647

Truck Transportation: 2.0%
29,510	J.B. Hunt Transport Services, Inc.	3,992,113

TOTAL COMMON STOCKS
(Cost $93,070,389)		123,778,349

PREFERRED STOCKS: 1.5%
Diversified Financials: 1.5%
	B. Riley Financial, Inc.,
47,800	6.750%	1,190,220
72,000	6.500%	1,780,560
		2,970,780
TOTAL PREFERRED STOCKS
(Cost $2,995,000)		2,970,780

Principal Amount
CORPORATE BONDS: 18.3%
Chemical Manufacturing: 0.2%
	HB Fuller Co.,
	4.000%
$238,000	2/15/27	244,182
	Kimberly-Clark Corp.,
	3.200%
100,000	4/25/29 [2]	115,781
		359,963
Computer & Electronic Product Manufacturing: 0.5%
	Alphabet, Inc.,
	0.800%
1,000,000	8/15/27	997,414

Credit Intermediation: 0.2%
	Visa, Inc.,
	0.750%
321,000	8/15/27	319,448

Fabricated Metal Product Manufacturing: 0.5%
	Emerson Electric Co.,
	0.875%
950,000	10/15/26 [2]	959,762

Food Manufacturing: 6.4%
	Campbell Soup Co.,
	2.500%
6,045,000	8/2/22	6,236,939
	Flowers Foods, Inc.,
	4.375%
6,225,000	4/1/22	6,419,859
		12,656,798
Furniture Manufacturing: 0.5%
	Leggett & Platt, Inc.,
	3.400%
970,000	8/15/22	1,003,297

General Merchandise Stores: 0.3%
	Walmart, Inc.,
	3.400%
640,000	6/26/23	688,879

Insurance Carriers & Related Activities: 0.5%
	Reinsurance Group of America, Inc.,
	3.900%
800,000	5/15/29	918,175

Merchant Wholesalers & Durable Goods: 0.6%
	Hubbell, Inc.,
	3.500%
1,045,000	2/15/28	1,141,059

Oil & Gas: 5.3%
	Phillips 66,
	4.300%
10,000,000	4/1/22	10,506,227

Primary Metal Manufacturing: 0.2%
	Reliance Steel & Aluminum Co.,
	1.300%
490,000	8/15/25	496,235

Professional, Scientific & Technical Services: 2.6%
	Equifax, Inc.,
	3.300%
4,995,000	12/15/22	5,244,480

Utilities: 0.5%
	Duke Energy Corp.,
	0.900%
1,000,000	9/15/25	1,005,491

TOTAL CORPORATE BONDS
(Cost $34,790,847)		36,297,228

Shares
SHORT-TERM INVESTMENTS: 17.6%
Money Market Funds: 17.6%
34,952,514	Invesco Government & Agency Portfolio - Institutional Class, 0.010% [3]	34,952,514

TOTAL SHORT-TERM INVESTMENTS
(Cost $34,952,514)		34,952,514

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 21.4%
Private Funds: 21.4%
42,398,244	Mount Vernon Liquid Assets Portfolio, LLC, 0.150% [3]	42,398,244

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $42,398,244)		42,398,244

TOTAL INVESTMENTS IN SECURITIES: 121.3%
(Cost $208,206,994)		240,397,115
Liabilities in Excess of Other Assets: (21.3)%		(42,209,769)
TOTAL NET ASSETS: 100.0%		$198,187,346

[1]	Non-income producing security.
[2]	This security or a poriton of this security was out on loan as of November 30, 2020. Total loaned securities had a value of $40,943,889 or 20.7% of net assets.
[3]	Annualized seven-day effective yield as of November 30, 2020.

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$123,778,349	$-	$-	$123,778,349
Preferred Stocks	-	2,970,780	-	-	2,970,780
Corporate Bonds	-	-	36,297,228	-	36,297,228
Short-Term Investments	-	34,952,514	-	-	34,952,514
Investments Purchased with Cash Proceeds from Securities Lending*	42,398,244	-	-	-	42,398,244
Total Investments in Securities	$42,398,244	$161,701,643	$36,297,228	$-	$240,397,115

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.